Schwab Target 2015 Fund
Schwab Target 2015 Fund
Investment objective
The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Schwab Target 2015 Fund
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	2.00%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Schwab Target 2015 Fund
Management fees		none
Distribution (12b-1) fees		none
Other expenses		0.19%
Acquired fund fees and expenses (AFFE)	[1]	0.61%
Total annual fund operating expenses	[1]	0.80%
Less expense reduction		(0.19%)
Total annual fund operating expenses after expense reduction	[1][2]	0.61%
[1]	The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund's "Financial highlights" because the financial highlights include only the fund's direct operating expenses and do not include acquired fund fees and expenses (AFFE), which reflect the estimated amount of the fees and expenses incurred indirectly by the fund through its investments in the underlying funds during its prior fiscal year.
[2]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees. This agreement is limited to the fund's direct operating expenses and does not apply to AFFE.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE) after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 years	5 years	10 years
Schwab Target 2015 Fund	62	195	340	762

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal investment strategies
The fund seeks to achieve its investment objective by investing primarily in a combination of other Schwab Funds and Laudus Funds. The fund may also invest in unaffiliated third party mutual funds (referred to herein as unaffiliated funds and, together with Schwab Funds and Laudus Funds, the underlying funds). The fund invests in the underlying funds in accordance with its target portfolio allocation. These underlying funds invest their assets directly in equity, fixed income, cash and cash equivalents (including money market funds) in accordance with their own investment objectives and policies. The fund is managed based on the specific retirement date (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely would stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and plans to withdraw the value of the investor's account in the fund gradually after retirement. As described below, the adviser will continue to modify the fund's target asset allocation for 20 years beyond the target date.

The fund's target asset allocation will be adjusted annually based on the adviser's asset allocation strategy; however, the adviser reserves the right to modify the fund's target asset allocations from time to time should circumstances warrant a change. In general, the fund's allocation to equity securities will decrease and its allocation to fixed income securities will increase as the fund approaches its target retirement date. The fund's asset allocation as of January 7, 2013 was approximately 46% equity securities, 48% fixed income securities, and 6% cash and cash equivalents (including money market funds). At the stated target date, the fund's allocation will be approximately 40% equity securities, 54% fixed income securities, and 6% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund's stated target date. At such time, the fund's asset allocation will remain fixed at approximately 25% equity securities, 66% fixed income securities, and 9% cash and cash equivalents (including money market funds).

In addition to the strategic annual adjustment of the fund's target asset allocation, the adviser may adjust the fund's underlying fund allocations within a particular asset class based on the following considerations including, but not limited to, market trends, its outlook for a given market capitalization, and the underlying funds' performance in various market conditions. Accordingly, the fund's allocation to a particular underlying fund may increase or decrease throughout the year. Within the equity asset class, the fund will have exposure to one or more "style classes". For example, the style classes include domestic large-cap equity, domestic small-cap equity, and international equity. The adviser may adjust the fund's allocation to a particular style class based on the following considerations: market trends, its outlook for a given style class, and the style classes' performance in various market conditions. Accordingly, the fund's allocation to a particular style class within the equity asset class may increase or decrease throughout the year.

The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed income securities, exchange traded funds (ETFs) and money market securities. For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.
Principal risks
The fund is subject to risks, any of which could cause an investor to lose money. The fund's principal risks include:

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser's authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund's best interest when selecting underlying funds, without taking fees into consideration.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The value of your investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund's exposure to a particular risk will be proportionate to the fund's overall asset allocation and underlying fund allocation.
  Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
  Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund's adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.
  Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund's yield and share price. The credit quality of a portfolio investment could also cause an underlying fund's share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-, Mid- and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments — bonds or stocks of another capitalization range, for instance — an underlying fund's large-, mid- or small-cap holdings could reduce performance.
  Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.
  Exchange Traded Funds (ETFs) Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.
  Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.
  Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the fund's investments in emerging market countries and, at times, it may be difficult to value such investments.
  Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.
  Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund's portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the fund.
  Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.
  Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions.
Direct Investment Risk. The fund may invest a portion of its assets directly in equity and fixed income securities, ETFs, cash equivalents, including money market securities, and futures. The fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same security.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may experience losses in the fund, including losses near, at, or after the target date. There is no guarantee that the fund will be able to achieve its objective or provide adequate income at and through your retirement.

For more information on the risks of investing in the fund and the underlying funds please see the "Fund details" section in the prospectus.
Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad based indices and a composite index based on the fund’s target allocation. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus.
Annual total returns (%) as of 12/31

Best quarter: 11.44% Q2 2009 Worst quarter: (8.29%) Q3 2011
Average annual total returns (%) as of 12/31/12
Average Annual Total Returns		1 year	Since Inception	Inception Date
Schwab Target 2015 Fund		10.97%	4.25%	Mar. 12, 2008
Schwab Target 2015 Fund After taxes on distributions		10.34%	3.71%	Mar. 12, 2008
Schwab Target 2015 Fund After taxes on distributions and sale of shares		7.29%	3.38%	Mar. 12, 2008
Schwab Target 2015 Fund Comparative Indices (reflect no deduction for expenses or taxes) Dow Jones U.S. Total Stock Market Index		16.38%	4.54%	Mar. 12, 2008
Schwab Target 2015 Fund Barclays U.S. Aggregate Bond Index		4.21%	6.09%	Mar. 12, 2008
Schwab Target 2015 Fund Target 2015 Composite Index	[1]	10.37%	4.17%	Mar. 12, 2008
[1]	The Target 2015 Composite Index is a custom blended index developed by Charles Schwab Investment Management, Inc. based on the 2015 fund's asset allocation glide schedule and will become more conservative as time elapses. The composite is derived using the following portion allocations: 35.0% Dow Jones U.S. Total Stock Market Index, 11.1% MSCI EAFE Index, 27.6% Barclays U.S. Aggregate Bond Index, 2.5% FTSE EPRA/NAREIT Global Index, 3.8% Barclays U.S. Aggregate Intermediate Bond Index, 0.6% MSCI Emerging Markets Index, 3.4% Barclays U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, 8.5% Barclays U.S. Government/ Credit: 1-5 Years, and 5.0% Barclays U.S. Treasury Bills: 1-3 Months. The components that make up the composite index may vary over time.

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.